Acquisitions and Disposals - Catlin Acquisition narrative (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands					3 Months Ended	12 Months Ended
		Sep. 28, 2015 USD ($)	May 01, 2015 USD ($) shares $ / shares	May 01, 2015 GBP (£) shares £ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares		Dec. 31, 2014 USD ($) $ / shares		Mar. 30, 2015 USD ($)	Jan. 08, 2015 GBP (£)
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01		$ 0.01
Debt instrument, face amount					$ 2,683,248	$ 2,675,000	[1]	$ 1,675,000	[1]
Goodwill, acquired during period					13,946	807,381		25,159
Indefinite-lived intangible assets acquired during the period					8,000	673,000
Finite-lived intangible assets acquired					$ 6,000	315,000		$ 18,500
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						(69,200)
Catlin Group Limited
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.01
Cash price component, per Catlin Share in GBP | £ / shares				£ 3.88
Exchange ratio per the Implementation Agreement | shares			0.13	0.13
XL Share issuance to Catlin shareholders | shares			49,935,000	49,935,000
Cash consideration			$ 2,287,579	£ 1,490,377
Debt instrument, face amount										$ 1,000,000
Goodwill, acquired during period	[2]		793,990
Goodwill, Purchase Accounting Adjustments						$ 15,900
Indefinite-lived intangible assets acquired during the period			673,000
Finite-lived intangible assets acquired			315,000
Business Combination Measurement Period					12 months	12 months
Value of Business Acquired Adjustment, Amortization Period					2 years	2 years
Intangibles Assets Arising from Insurance Contracts Acquired in Business Combination, Amortization Expense					$ 59,600	$ 471,000
Unpaid Losses And Loss Expenses Adjustment Amortization Period					20 years	20 years
Business Combination Initial Accounting Incomplete Other Assets						$ (7,500)
Business Combination Initial Accounting Incomplete Deferred Tax Liabilities						(11,300)
Business Combination Initial Accounting Incomplete Other Liabilities						19,800
Deferred tax liability	[2]		82,783
Business Combination, Acquisition Related Costs						64,700
Catlin Inc [Member]
Business Acquisition [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ (59,600)
XL Cayman | Catlin Group Limited
Business Acquisition [Line Items]
Available letter of credit facilities - commitments | £											£ 1,600,000
XL Ireland [Member] | Catlin Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Proceeds From Debt [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Cash consideration			980,600
Cash and Cash Equivalents [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Cash consideration			1,310,000
Net Deferred Tax Liability Excluding Valuation Allowance [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Deferred tax liability			145,200
Deferred Tax Asset Net of Valuation Allowance [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Deferred tax liability			(62,400)
Valuation Allowance of Deferred Tax Assets [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Deferred tax liability			90,000
Loss Carryforwards [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Deferred tax liability			(85,800)
Valuation Allowance, Operating Loss Carryforwards [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Deferred tax liability			66,800
Operating Expense [Member] | Catlin Group Limited
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs						50,200
Interest expense | Catlin Group Limited
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs						$ 14,500
Insurance Segment | Catlin Group Limited
Business Acquisition [Line Items]
Goodwill, acquired during period	[2]		466,100
Reinsurance Segment | Catlin Group Limited
Business Acquisition [Line Items]
Goodwill, acquired during period	[2]		$ 327,900

[1]	Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing need
[2]	Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million.